Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9 – RELATED PARTY TRANSACTIONS

We previously were party to a material event investment advisory agreement with Apax Partners, L.P. At the closing of the Acquisition on September 25, 2009, we paid a one-time $15.3 million fee to Apax Partners, L.P. In addition, there is a 30 basis point material event investment advisory services fee ("Advisory Fee") in an annual amount equal to the equity investment amount payable to Apax Partners, L.P. There was no Advisory Fee for the three months ended September 30, 2011. The Advisory Fee was $389,000 for the three months ended September 30, 2010, $883,000 and $1.2 million for the nine months ended September 30, 2011 and 2010, respectively and have been recorded in acquisition, offering and related costs and related party fees. In addition, as a part of the material event investment advisory agreement, during the nine months ended September 30, 2011, we incurred costs associated with the IPO and S-4 registration statement in relation to our exchange offer, which included $34.7 million to Apax Partners, L.P. for termination of monitoring fees, merger and acquisition advisory services, IPO services for secondary shares, exchange offer advisory services, and other services provided to Bankrate's management. The payment to APAX has been recorded in the following manner: $30.0 million as a part of acquisition, offering and related expenses and related party fees, $3.8 million netted against IPO proceeds and $917,000 to deferred loan fees.

We also paid no amount and $418,000, respectively to certain senior executives and certain current and former board members of Bankrate during the three months ended September 30, 2011 and 2010, respectively, and $63,000 and $1.8 million during the nine months ended September 30, 2011 and 2010 respectively, which were recorded in acquisition, offering and related expenses and related party fees. In addition, during the nine months ended September 30, 2011, the Company paid approximately $3.1 million to certain senior executives and certain current and former board members of Bankrate as a result of the consummation of the IPO. This amount is also recorded in acquisition, offering and related expenses and related party fees on the accompanying condensed consolidated statement of operations.

In connection with its corporate insurance the Company used HUB International, a portfolio company of funds advised by Apax Partners L.P. We paid HUB International approximately $15,000 and $141,000 in insurance brokerage fees during the three and nine months ended September 30, 2011, respectively, and $16,000 and $28,000 during the three and nine months ended September 30, 2010, respectively.

During the year ended December 31, 2010, the Company leased office space in Memphis, Tennessee from Robert Langdon, a former employee and Scott Langdon, a current employee. The lease terminated on December 31, 2010. During the three and nine months ended September 30, 2010, the Company incurred $32,000 and $95,000, respectively in rent expense.

BEN Holdings, Inc. is party to certain Class B Common Share Purchase Agreements, each dated as of April 30, 2010 and October 31, 2010 (the "Class B Common Share Purchase Agreements"), with certain individuals, including certain officers and directors of BEN Holdings, Inc. and Bankrate (each a "Class B Purchasing Executive"). Under the Class B Common Share Purchase Agreements, BEN Holdings, Inc sold, at fair value, a total of 102,451 shares of Class B Common Stock, par value $0.01 per share, of BEN Holdings, Inc. (the "Class B Common Stock") to the Class B Purchasing Executives in exchange for the issuance of interest bearing recourse promissory notes of $195,000 to BEN Holdings, Inc. by the Class B Purchasing Executives. The agreements include a provision that at the option of Ben Holdings, Inc., allows Ben Holdings, Inc. to repurchase the class B common shares at defined values. The Class B Common Stock and related promissory notes are not reflected in these financial statements due to the 2011 Recapitalization and Merger (see Note 1). The Class B Common Stock and related promissory notes were settled in connection with the Company's initial public offering.

Note 13—Related Party Transactions

See Notes 1, 9 and 10 for certain related party transactions.

We have entered into a material event investment advisory agreement with Apax Partners, L.P. At the closing of the Acquisition on September 25, 2009, we paid a one-time $15.3 million fee to Apax Partners, L.P. In addition, there is a 30 basis point material event investment advisory services fee in an annual amount equal to the equity investment amount payable to Apax Partners, L.P. which were $1.7 million (Successor), $382,000 (Successor) and $0 (Predecessor) for the year ended December 31, 2010, the period July 17, 2009 to December 31, 2009, the period from January 1, 2009 to August 24, 2009, respectively and recorded in acquisition related expenses and related party fees. In addition, the Company also agreed to pay Apax Partners, L.P. a transaction fee equal to 1% of the aggregate funds raised via any source from any acquisition, divestiture, financing or refinancing, other than a sale of the Company or a public offering and a fee equal to 3% of the aggregate value of the Apax Funds investment upon sale of the Company or a public offering. The Company expensed $4.9 million (Successor) related to this investment advisory service fee during the year ended December 31, 2010 as acquisition related expenses and related party fees.

We also paid $1.4 million to certain senior executives and certain current and former Board members of Bankrate during January 2010, that was accrued as of December 31, 2009 and $519,000 which was paid and expensed during the year ended December 31, 2010, which was recorded in acquisition related expenses and related party fees.

BEN Holdings, Inc. is party to certain Class B Common Share Purchase Agreements, each dated as of April 30, 2010 and October 31, 2010 (the "Class B Common Share Purchase Agreements"), with certain individuals, including certain officers and directors of BEN Holdings, Inc. and Bankrate (each a "Class B Purchasing Executive"). Under the Class B Common Share Purchase Agreements, BEN Holdings, Inc sold, at fair value, a total of 102,451 shares of Class B Common Stock, par value $0.01 per share, of BEN Holdings, Inc. (the "Class B Common Stock") to the Class B Purchasing Executives in exchange for the issuance of interest bearing recourse promissory notes of $195,000 to BEN Holdings, Inc. by the Class B Purchasing Executives. The agreements include a provision that at the option of Ben Holdings, Inc., allows Ben Holdings, Inc. to repurchase the class B common shares at defined values. The Class B Common Stock and related promissory notes are not reflected in these financial statements due to the 2011 Recapitalization and Merger (see Note 1). The Class B Common Stock and related promissory notes were settled in connection with the Company's initial public offering.

Company management contributed $725,000 to the capital of the Company in exchange for common stock in the year ended December 31, 2010.

In connection with the acquisitions of NetQuote and CreditCards and the issuance of the Senior Secured Notes, on July 13, 2010, the parties converted the Shareholder Notes into common shares of the Company, respectively (See Note 10).

In connection with the issuance of the Senior Secured Notes, Apax Partners, L.P. and Company management contributed $73.0 million and $6.7 million, respectively, to the capital of BEN Holdings, Inc. in exchange for additional Holdings Preferred Shares with the terms described above in Note 9 and Holdings in turn contributed such amounts to the capital of the Company in exchange for Company common stock (See Note 10).

In connection with its corporate insurance the Company used HUB International, a subsidiary of APAX Partners. We paid HUB International approximately $30,000 (Successor) in insurance brokerage fees during the year ended December 31, 2010.

During the year ended December 31, 2010, the Company leased office space in Memphis, Tennessee from Robert Langdon, a former employee and Scott Langdon, a current employee. The leased terminated on December 31, 2010. During the year ended December 31, 2010, the Company incurred $253,000 (Successor) in rent expense.